WRL SERIES ANNUITY ACCOUNT

                 WRL FREEDOM CONQUEROR/REGISTERED TRADEMARK/
                          Flexible Payment Variable
                          Deferred Annuity Contract
                                  issued by
                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avene
                             Largo, Florida 33770
                          Telephone: (800) 851-9777
                                     (813) 585-6565

                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information is not a Prospectus and should be read in conjunction with the WRL Freedom Conqueror/registered trademark/ Prospectus, dated May 1, 1996, as Supplemented January 1, 1997 which is available without charge by contacting Western Reserve Life Assurance Co. of Ohio ("Western Reserve") at P.O. Box 9051, Clearwater, Florida 34618-9051 or at the telephone number above.

                                 May 1, 1996
                       As Supplemented January 1, 1997

WRL00031-01/97

                              TABLE OF CONTENTS

                                                             PAGE
                                                           ---------

Custodian ..............................................      3

Independent Accountants ................................      3

Legal Matters ..........................................      3

Calculation of Performance Related Information  ........      3

Addition, Deletion, and Substitution of Investments  ...      6

Calculation of Variable Annuity Payments ...............      7

Financial Statements ...................................      8

                                  CUSTODIAN

   The assets of WRL Series Annuity Account (the "Series Account") are held by Western Reserve. The assets of the Series Account are kept physically segregated and held apart from the general account and any other separate accounts of Western Reserve. Western Reserve maintains records of all purchases and redemptions of shares of the WRL Series Fund, Inc. (the "Fund"). Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage, to a limit of $12 million, subject to a $50,000 deductible.

                           INDEPENDENT ACCOUNTANTS

   The accounting firm of Price Waterhouse LLP, independent accountants, provided audit services to the Series Account for the year ended December 31, 1995. The principal business address of Price Waterhouse LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1995. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                                LEGAL MATTERS

   Sutherland, Asbill & Brennan, L.L.P., Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President and Counsel of Western Reserve.

                CALCULATION OF PERFORMANCE RELATED INFORMATION

   A. YIELD AND EFFECTIVE YIELD QUOTATIONS FOR THE MONEY MARKET SUB-ACCOUNT

   YIELD - The yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement, and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

   EFFECTIVE YIELD - The effective yield quotation for the Money Market Sub-Account set forth in the Prospectus is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Sub-Account having a balance of one Unit in the Money Market Sub-Account at the beginning of the period. A hypothetical charge, reflecting deductions from Owner accounts, is subtracted from the balance. The difference is divided by the value of the Sub-Account at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

              EFFECTIVE YIELD = ([BASE PERIOD RETURN + 1] 365/7)- 1

   The effective yield is shown at least to the nearest hundredth of one percent.

   HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all Owner accounts in proportion to the length of the base period. Such fees and charges include the $35 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $30,194, which converts that charge to an annual rate of 0.12% of the Series Account Value. The yield and effective yield quotations do not reflect any deduction for premium taxes or Transfer Charges that may be applicable to a particular Contract, nor do they reflect the Withdrawal Charge that may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount. The specific Withdrawal Charge percentage applicable to a particular redemption depends on the length of time Purchase Payments have been held under the Contract and whether redemptions have been previously made during that Contract Year. (See "Charges and Deductions--Withdrawal Charge" on page 12 of the Prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Money Market Sub-Account and the Fund are excluded from the calculation of yield.

   B. TOTAL RETURN AND YIELD QUOTATIONS FOR THE AGGRESSIVE GROWTH, EMERGING GROWTH, GROWTH, GLOBAL, BALANCED, EQUITY-INCOME, BOND,
      SHORT-TO-INTERMEDIATE GOVERNMENT, UTILITY, TACTICAL ASSET ALLOCATION, VALUE EQUITY, C.A.S.E. GROWTH, GLOBAL SECTOR, INTERNATIONAL EQUITY AND U.S. EQUITY SUB-ACCOUNTS

   The total return quotations set forth in the Prospectus for all of the Sub-Accounts except the Money Market Sub-Account holding assets for the Contracts during the Accumulation Period are average annual total return quotations for the one, five, and ten-year periods (or, while the Series Account or a Sub-Account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Series Account, and for the period from the date the Sub-Accounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(l + T)(n) = ERV

   Where: P =   a hypothetical initial payment of $1,000

          T =   average annual total return

          n =   number of years

          ERV = ending redeemable value at the end of the particular period of a hypothetical $1,000 payment made at the beginning of the particular period

For purposes of the total return quotations for all of the Sub-Accounts except the Money Market Sub-Account, the calculations take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract charge, calculated on the basis of an average Series Account Value per Contract of $30,194, which converts that charge to an annual rate of 0.12% of the Series Account Value. The calculations also assume a complete redemption as of the end of the particular period. The calculations do not reflect any deductions for premium taxes, the Withdrawal Charge, or any Transfer Charges that may be applicable to a particular Contract.

   The yield quotations for all of the Sub-Accounts except the Money Market Sub-Account representing the accumulation period set forth in the Prospectus is based on the thirty-day period ended on the date of the most recent balance sheet of the Series Account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                        YIELD = 2 [(a-b
                                    --- + 1)(6) - 1]
                                    cd

    Where: a = net investment income earned during the period by the corresponding Portfolio of the Fund attributable to shares owned by the Sub-Account

           b = expenses accrued for the period (net of reimbursement)

           c = the average daily number of units outstanding during the period

           d = the maximum offering price per unit on the last day of the period

   For purposes of the yield quotations for the Bond, Growth, Global, and Short-to-intermediate Government Sub-Accounts, the calculations take into effect all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $30,194, which converts that charge to an annual rate of 0.12% of the Series Account Value. The calculations do not take into account any premium taxes, the Withdrawal Charge or any transfer charges.

   Premium taxes currently range from 0% to 3.5% of Purchase Payments depending upon the jurisdiction in which the Contract is delivered. A Withdrawal Charge may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount, with the specific percentage applicable to a particular redemption depending on the length of time Purchase Payments were held under the Contract, and whether redemptions had been previously made during that Contract Year. (See "Charges and Deductions--Withdrawal Charge" on page 12 of the Prospectus.)

   C. OTHER PERFORMANCE DATA

   Western Reserve may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by these Sub-Accounts.

   Western Reserve may from time to time also disclose in advertisements and sales literature yield, standard total returns, and non-standard total returns for the Fund's Portfolios, which do not include Contract and Series Account fees and charges, including such disclosure for the Sub-Accounts for periods prior to the date the Sub-Accounts commenced operations. For periods prior to the date each Sub-Account commenced operations, performance information will be calculated based on the performance of the Fund's corresponding Portfolios that commenced operations prior to each Sub-Account, and the assumption that each Sub-Account was in existence for the same periods as those indicated for each respective Portfolio, with a level of fees and charges equal to those currently assessed against each Sub-Account and the Contract. The Prospectus contains a table which shows average annual total returns for periods prior to the date each Sub-Account commenced operations. The Prospectus also contains a similar table for the same periods which shows average annual total returns which do not reflect any charge on amounts partially withdrawn or surrendered. The total returns in the second table are calculated in exactly the same manner as those in the preceding table, except that the ending redeemable value of the hypothetical account for the periods is replaced with an ending value for the periods that does not take into account any charge on amounts partially withdrawn or surrendered. Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

   D. ADVERTISING AND SALES LITERATURE

   From time to time Western Reserve may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.

   When presenting the asset allocation process Western Reserve may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. Western Reserve may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include lbbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by the Company to be appropriate. Western Reserve may also provide a historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. Western Reserve may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, Western Reserve may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

             ADDITION, DELETION, AND SUBSTITUTION OF INVESTMENTS

   Western Reserve reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Series Account or that the Series Account may purchase. Western Reserve reserves the right to eliminate the shares of any of the Portfolios of the Fund and to substitute shares of another Portfolio of the Fund or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not, however, substitute any shares attributable to an Owner's interest in a Sub-Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law.

   Western Reserve also reserves the right to establish additional Sub-Accounts, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions warrant.

   In the event of any such substitution or change, Western Reserve may by appropriate endorsement make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act, or, subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.

   Western Reserve reserves the right to change the investment objective of any Sub-Account. Additionally, if required by law or regulation, Western Reserve will not materially change an investment objective of the Series Account or of a Portfolio designated for a Sub-Account unless a statement of the change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile or deemed approved in accordance with such law or regulation.

                   CALCULATION OF VARIABLE ANNUITY PAYMENTS

   Under a Series Account annuity option, the Owner applies his or her Annuity Proceeds (or a portion thereof) on the Maturity Date to one or more of the sixteen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with each Sub-Account selected by the Owner. The Annuity Unit Value of any Sub-Account will increase or decrease in accordance with the investment experience of that Sub-Account. The Annuity Unit Value of any Sub-Account at the end of a Valuation Period is equal to the product of (a) the Annuity Unit Value for that Sub-Account at the end of the immediately preceding Valuation Period, multiplied by (b) the net investment factor for that Sub-Account for the Valuation Period, multiplied by (c) the "assumed investment return adjustment factor" for the Valuation Period.

   The "assumed investment return adjustment factor" for a Valuation Period is the product of discount factors of .99986634 per day, and is designed to recognize the 5% effective annual assumed investment return.

   The net investment factor used to calculate the Annuity Unit Value in each Sub-Account for the Valuation Period is equal to (a) the net result of (1) the net asset value of a Fund share held in that Sub-Account determined as of the end of the current Valuation Period; plus (2) the per share amount of any dividend or capital gain distributions made by the Fund for shares held in that Sub-Account if the ex-dividend date occurs during the Valuation Period; plus or minus (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the Sub-Account; divided by (b) the net asset value of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; minus (c) a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a Fund share held in the Series Account for the Sub-Account.

   DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the Annuity Proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a Maturity Date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

   The amount of the first payment depends upon the adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday at the Maturity Date, adjusted as follows:

MATURITY DATE       ADJUSTED AGE
-------------       ------------
Before 2001         Actual Age
2001 - 2010         Actual Age minus 1
2011 - 2020         Actual Age minus 2
2021 - 2030         Actual Age minus 3
2031 - 2040         Actual Age minus 4

After the year 2040 as determined by Western Reserve.

   DETERMINATION OF SUBSEQUENT VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the Annuity Unit Value which reflects the investment experience of the selected Sub-Account(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that Sub-Account by the Annuity Unit Value of that Sub-Account on the date the first annuity payment is processed.

                             FINANCIAL STATEMENTS

   The financial statements of Western Reserve which are included in this Statement of Additional Information should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Series Account.

   Financial Statements for Western Reserve for the years ended December 31, 1995, 1994 and 1993, and for the period January 1, 1996 through June 30, 1996, have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").

                        INDEX TO FINANCIAL STATEMENTS

WRL SERIES ANNUITY ACCOUNT (BELLWETHER AND CONQUEROR VARIABLE ANNUITIES):

   Report of Independent Accountants dated January 31, 1996

   Statements of assets, liabilities and equity accounts at December 31, 1995

   Statements of operations for the year ended December 31, 1995 and statements of changes in equity accounts for the years ended December 31, 1995 and 1994

   Notes to financial statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO:

   Report of Independent Auditors dated February 23, 1996

   Statutory-Basis balance sheets at December 31, 1995 and 1994

   Statutory-Basis statements of operations for the years ended December 31, 1995, 1994 and 1993

   Statutory-Basis statements of capital and surplus for the years ended December 31, 1995, 1994 and 1993

   Statutory-Basis statements of cash flows for the years ended December 31, 1995, 1994 and 1993

   Notes to Statutory-Basis financial statements

   Statutory-Basis financial statement schedules

WRL00031-05/96

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account -- WRL Freedom Bellwether and WRL Freedom Conqueror Contracts

     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of the Money Market, Bond, Growth, Short-to-Intermediate Government, Global, Equity-Income, Emerging Growth, Aggressive Growth, Balanced, Utility and Tactical Asset Allocation Sub-Accounts of the WRL Freedom Bellwether and WRL Freedom Conqueror Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1995, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
MONEY MARKET SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Money Market Portfolio
      (28,030,825.490 shares;
      cost $ 28,030,825) ................................       $28,030,825
  Accrued transfers from (to)
    depositor - net .....................................           492,914
                                                                -----------
      Total assets ......................................        28,523,739
                                                                -----------
LIABILITIES: ............................................                 0
                                                                -----------
      Total net assets ..................................       $28,523,729
                                                                ===========
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Money Market sub-account
      (2,658,930.855662 units;
      $ 10.727522 unit value) ...........................       $28,523,729
                                                                -----------
      Total equity ......................................       $28,523,729
                                                                ===========

STATEMENT OF OPERATIONS

                                                                 YEAR ENDED
INVESTMENT INCOME:                                            DECEMBER 31, 1995
    Dividend income ..........................................    $1,785,101
    Capital gain distributions ...............................             0
                                                                  ----------
                                                                   1,785,101
EXPENSES:
    Mortality and expense risk charges .......................       471,597
                                                                  ----------
      Net investment income (loss) ...........................     1,313,504
                                                                  ----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ...........................................             0
    Change in unrealized appreciation
      (depreciation) .........................................             0
                                                                  ----------
      Net gain (loss) on investments .........................             0
                                                                  ----------
        Net increase (decrease) in equity
          accounts resulting from
          operations .........................................    $1,313,504
                                                                  ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                        YEAR ENDED              YEAR ENDED
                                                                                     DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss) ...............................................           $  1,313,504               $    459,257
  Net gain (loss) on investments .............................................                      0                          0
                                                                                         ------------               ------------
  Net increase (decrease) in equity accounts
    resulting from operations ................................................              1,313,504                    459,257
                                                                                         ------------               ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........................................              3,849,894                 23,523,915
                                                                                         ------------               ------------
  Less cost of units redeemed:
    Administrative charges ...................................................                 15,085                      6,710
    Policy loans .............................................................                 30,025                      8,799
    Surrender benefits .......................................................              4,807,455                  4,098,786
    Death benefits ...........................................................                324,411                     15,941
                                                                                         ------------               ------------
                                                                                            5,176,976                  4,130,236
                                                                                         ------------               ------------
    Increase (decrease) in equity accounts from
      capital unit transactions ..............................................             (1,327,082)                19,393,679
                                                                                         ------------               ------------
    Net increase (decrease) in equity accounts ...............................                (13,578)                19,852,936
  Depositor's equity contribution (redemption) ...............................                      0                   (101,154)
EQUITY ACCOUNTS:
  Beginning of period ........................................................             28,537,317                  8,785,535
                                                                                         ------------               ------------
  End of period ..............................................................           $ 28,523,739               $ 28,537,317
                                                                                         ============               ============

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
MONEY MARKET SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                              DECEMBER 31
                                                       ----------------------------------------------------------
                                                         1995              1994            1993            1992\dagger\
                                                       --------          --------         -------         -------
Accumulation unit value, beginning of period....       $  10.32          $  10.11         $ 10.01         $ 10.00
  Income from operations:
    Net investment income (loss)................            .41               .21             .10             .01
    Net realized and unrealized
      gain (loss) on investment.................            .00               .00             .00             .00
                                                       --------          --------         -------         -------
      Total income (loss) from operations.......            .41               .21             .10             .01
                                                       --------          --------         -------         -------
Accumulation unit value, end of period..........       $  10.73          $  10.32         $ 10.11         $ 10.01
                                                       ========          ========         =======         =======
Total return....................................           3.96%             2.07%           1.01%            .09%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 28,524          $ 28,537         $ 8,786         $   100
  Ratio of net investment income (loss)
    to average net assets.......................           3.89%             2.26%           1.03%            .09%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BOND SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                    DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Bond Portfolio
      (2,896,630.562 shares;
      cost $ 31,815,193) ...............................     $ 32,862,871
  Accrued transfers from (to)
    depositor - net ....................................          (91,340)
                                                             ------------
      Total assets .....................................       32,771,531
                                                             ------------
LIABILITIES: ...........................................                0
                                                             ------------
      Total net assets .................................     $ 32,771,531
                                                             ============
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Bond sub-account
      (2,598,178.000140 units;
      $ 12.613274 unit value) ..........................     $ 32,771,531
                                                             ------------
      Total equity .....................................     $ 32,771,531
                                                             ============

STATEMENT OF OPERATIONS

                                                                 YEAR ENDED
INVESTMENT INCOME:                                            DECEMBER 31, 1995
    Dividend income ........................................     $ 1,677,332
    Capital gain distributions .............................               0
                                                                 -----------
                                                                   1,677,332
EXPENSES:
    Mortality and expense risk charges .....................         342,765
                                                                 -----------
      Net investment income (loss) .........................       1,334,567
                                                                 -----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions .........................................        (730,842)
    Change in unrealized appreciation
      (depreciation) .......................................       3,995,845
                                                                 -----------
      Net gain (loss) on investments .......................       3,265,003
                                                                 -----------
        Net increase (decrease) in equity
          accounts resulting from
          operations .......................................     $ 4,599,570
                                                                 ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                       YEAR ENDED              YEAR ENDED
                                                                                    DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss) ..............................................           $  1,334,567               $    916,610
  Net gain (loss) on investments ............................................              3,265,003                 (2,612,594)
                                                                                        ------------               ------------
  Net increase (decrease) in equity accounts
    resulting from operations ...............................................              4,599,570                 (1,695,984)
                                                                                        ------------               ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .......................................             12,376,956                  3,605,645
                                                                                        ------------               ------------
  Less cost of units redeemed:
    Administrative charges ..................................................                 20,247                     13,632
    Policy loans ............................................................                      0                     20,454
    Surrender benefits ......................................................              1,650,718                  1,327,499
    Death benefits ..........................................................                147,684                     99,837
                                                                                        ------------               ------------
                                                                                           1,818,649                  1,461,422
                                                                                        ------------               ------------
    Increase (decrease) in equity accounts from
      capital unit transactions .............................................             10,558,307                  2,144,223
                                                                                        ------------               ------------
    Net increase (decrease) in equity accounts ..............................             15,157,877                    448,239
  Depositor's equity contribution (redemption) ..............................                      0                   (114,957)
EQUITY ACCOUNTS:
  Beginning of period .......................................................             17,613,654                 17,280,372
                                                                                        ------------               ------------
  End of period .............................................................           $ 32,771,531               $ 17,613,654
                                                                                        ============               ============

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BOND SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                               DECEMBER 31
                                                       -----------------------------------------------------------
                                                         1995              1994             1993            1992\dagger\
                                                       --------          --------         --------         -------
Accumulation unit value, beginning of period....       $  10.40          $  11.33         $  10.14         $ 10.00
  Income from operations:
    Net investment income (loss)................            .64               .52             2.69             .64
    Net realized and unrealized
      gain (loss) on investment.................           1.57             (1.45)           (1.50)           (.50)
                                                       --------          --------         --------         -------
      Total income (loss) from operations.......           2.21              (.93)            1.19             .14
                                                       --------          --------         --------         -------
Accumulation unit value, end of period..........       $  12.61          $  10.40         $  11.33         $ 10.14
                                                       ========          ========         ========         =======
Total return....................................          21.28%            (8.23)%          11.81%           1.36%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 32,772          $ 17,614         $ 17,280         $   101
  Ratio of net investment income (loss)
    to average net assets.......................           5.45%             4.91%           24.79%           6.30%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Growth Portfolio
      (6,230,854.928 shares;
      cost $ 168,790,057) ...............................      $197,273,481
  Accrued transfers from (to)
    depositor - net .....................................           865,103
                                                               ------------
      Total assets ......................................       198,138,584
                                                               ------------
LIABILITIES: ............................................                 0
                                                               ------------
      Total net assets ..................................      $198,138,584
                                                               ============
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Growth sub-account
      (14,387,637.262853 units;
      $ 13.771447 unit value) ...........................      $198,138,584
                                                               ------------
      Total equity ......................................      $198,138,584
                                                               ============

STATEMENT OF OPERATIONS

                                                                 YEAR ENDED
INVESTMENT INCOME:                                            DECEMBER 31, 1995
    Dividend income .........................................     $   870,370
    Capital gain distributions ..............................      18,013,240
                                                                  -----------
                                                                   18,883,610
EXPENSES:
    Mortality and expense risk charges ......................       2,119,146
                                                                  -----------
      Net investment income (loss) ..........................      16,764,464
                                                                  -----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ..........................................       1,525,607
    Change in unrealized appreciation
      (depreciation) ........................................      36,791,275
                                                                  -----------
      Net gain (loss) on investments ........................      38,316,882
                                                                  -----------
        Net increase (decrease) in equity
          accounts resulting from
          operations ........................................     $55,081,346
                                                                  ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                     YEAR ENDED               YEAR ENDED
                                                                                  DECEMBER 31, 1995        DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss) ..............................................        $  16,764,464           $    (259,963)
  Net gain (loss) on investments ............................................           38,316,882              (9,453,848)
                                                                                     -------------           -------------
  Net increase (decrease) in equity accounts
    resulting from operations ...............................................           55,081,346              (9,713,811)
                                                                                     -------------           -------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .......................................           40,690,699              41,203,631
                                                                                     -------------           -------------
  Less cost of units redeemed:
    Administrative charges ..................................................              173,999                 115,349
    Policy loans ............................................................               36,385                  28,887
    Surrender benefits ......................................................            9,406,104               5,780,272
    Death benefits ..........................................................              399,627                 490,389
                                                                                     -------------           -------------
                                                                                        10,016,115               6,414,897
                                                                                     -------------           -------------
    Increase (decrease) in equity accounts from
      capital unit transactions .............................................           30,674,584              34,788,734
                                                                                     -------------           -------------
    Net increase (decrease) in equity accounts ..............................           85,755,930              25,074,923
  Depositor's equity contribution (redemption) ..............................                    0                (107,288)
EQUITY ACCOUNTS:
  Beginning of period .......................................................          112,382,654              87,415,019
                                                                                     -------------           -------------
  End of period .............................................................        $ 198,138,584           $ 112,382,654
                                                                                     =============           =============

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                DECEMBER 31
                                                       -------------------------------------------------------------
                                                         1995               1994              1993            1992\dagger\
                                                       ---------          ---------         --------         -------
Accumulation unit value, beginning of period....       $    9.49          $   10.50         $  10.24         $ 10.00
  Income from operations:
    Net investment income (loss)................            1.30               (.03)             .31             .39
    Net realized and unrealized
      gain (loss) on investment.................            2.98               (.98)            (.05)           (.15)
                                                       ---------          ---------         --------         -------
      Total income (loss) from operations.......            4.28              (1.01)             .26             .24
                                                       ---------          ---------         --------         -------
Accumulation unit value, end of period..........       $   13.77          $    9.49         $  10.50         $ 10.24
                                                       =========          =========         ========         =======
Total return....................................           45.08%             (9.58)%           2.55%           2.38%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 198,139          $ 112,383         $ 87,415         $   102
  Ratio of net investment income (loss)
    to average net assets.......................           11.07%              (.26)%           3.14%           3.82%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Short-to-Intermediate Government
      Portfolio
      (1,246,554.162 shares;
      cost $ 12,607,061) ..................................      $12,984,245
  Accrued transfers from (to)
    depositor - net .......................................            1,297
                                                                 -----------
      Total assets ........................................       12,985,542
                                                                 -----------
LIABILITIES: ..............................................                0
                                                                 -----------
      Total net assets ....................................      $12,985,542
                                                                 ===========
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Short-to-Intermediate Government
      sub-account
      (1,141,492.807778 units;
      $ 11.375930 unit value) .............................      $12,985,542
                                                                 -----------
      Total equity ........................................      $12,985,542
                                                                 ===========

STATEMENT OF OPERATIONS

                                                                YEAR ENDED
INVESTMENT INCOME:                                          DECEMBER 31, 1995
    Dividend income ........................................  $   672,129
    Capital gain distributions .............................            0
                                                              -----------
                                                                  672,129
EXPENSES:
    Mortality and expense risk charges .....................      162,554
                                                              -----------
      Net investment income (loss) .........................      509,575
                                                              -----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from
      securities transactions ..............................     (190,002)
    Change in unrealized appreciation
      (depreciation) .......................................      991,022
                                                              -----------
      Net gain (loss) on investments .......................      801,020
                                                              -----------
        Net increase (decrease) in equity
          accounts resulting from
          operations .......................................  $ 1,310,595
                                                              ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                        YEAR ENDED                YEAR ENDED
                                                                                    DECEMBER 31, 1995          DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss) ..............................................         $    509,575               $    451,637
  Net gain (loss) on investments ............................................              801,020                   (688,949)
                                                                                      ------------               ------------
  Net increase (decrease) in equity accounts
    resulting from operations ...............................................            1,310,595                   (237,312)
                                                                                      ------------               ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .......................................            1,293,887                     21,957
                                                                                      ------------               ------------
  Less cost of units redeemed:
    Administrative charges ..................................................                7,052                      5,707
    Policy loans ............................................................               31,238                     34,109
    Surrender benefits ......................................................            1,086,564                    728,811
    Death benefits ..........................................................              143,519                     57,574
                                                                                      ------------               ------------
                                                                                         1,268,373                    826,201
                                                                                      ------------               ------------
    Increase (decrease) in equity accounts from
      capital unit transactions .............................................               25,514                   (804,244)
                                                                                      ------------               ------------
    Net increase (decrease) in equity accounts ..............................            1,336,109                 (1,041,556)
  Depositor's equity contribution (redemption) ..............................                    0                   (873,292)
EQUITY ACCOUNTS:
  Beginning of period .......................................................           11,649,433                 13,564,281
                                                                                      ------------               ------------
  End of period .............................................................         $ 12,985,542               $ 11,649,433
                                                                                      ============               ============

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                               DECEMBER 31
                                                       -----------------------------------------------------------
                                                         1995              1994             1993            1992\dagger\
                                                       --------          --------         --------         -------
Accumulation unit value, beginning of period....       $  10.16          $  10.35         $  10.03         $ 10.00
  Income from operations:
    Net investment income (loss)................            .48               .37              .30             .01
    Net realized and unrealized
      gain (loss) on investments................            .74              (.56)             .02             .02
                                                       --------          --------         --------         -------
      Total income (loss) from operations.......           1.22              (.19)             .32             .03
                                                       --------          --------         --------         -------
Accumulation unit value, end of period..........       $  11.38          $  10.16         $  10.35         $ 10.03
                                                       ========          ========         ========         =======
Total return....................................          11.96%            (1.81)%           3.12%            .35%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 12,986          $ 11,649         $ 13,564         $   853
  Ratio of net investment income (loss)
    to average net assets.......................           4.39%             3.68%            2.98%            .13%

 * The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GLOBAL SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Global Portfolio
      (7,156,669.202 shares;
      cost $ 98,775,431) ................................      $111,040,456
  Accrued transfers from (to)
    depositor - net .....................................           917,976
                                                               ------------
      Total assets ......................................       111,958,432
                                                               ------------
LIABILITIES: ............................................                 0
                                                               ------------
      Total net assets ..................................      $111,958,432
                                                               ============
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Global sub-account
      (6,903,572.974135 units;
      $ 16.217462 unit value) ...........................      $111,958,432
                                                               ------------
      Total equity ......................................      $111,958,432
                                                               ============

STATEMENT OF OPERATIONS

                                                                 YEAR ENDED
                                                              DECEMBER 31, 1995
INVESTMENT INCOME:
    Dividend income .........................................    $   125,670
    Capital gain distributions ..............................      4,197,903
                                                                 -----------
                                                                   4,323,573
EXPENSES:
    Mortality and expense risk charges ......................      1,386,678
                                                                 -----------
      Net investment income (loss) ..........................      2,936,895
                                                                 -----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ..........................................      4,357,331
    Change in unrealized appreciation
      (depreciation) ........................................     12,210,581
                                                                 -----------
      Net gain (loss) on investments ........................     16,567,912
                                                                 -----------
        Net increase (decrease) in equity
          accounts resulting from
          operations ........................................    $19,504,807
                                                                 ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                      YEAR ENDED                 YEAR ENDED
                                                                                   DECEMBER 31, 1995          DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss) .............................................         $   2,936,895               $   2,765,212
  Net gain (loss) on investments ...........................................            16,567,912                  (3,980,604)
                                                                                     -------------               -------------
  Net increase (decrease) in equity accounts
    resulting from operations ..............................................            19,504,807                  (1,215,392)
                                                                                     -------------               -------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................................             3,172,478                  71,394,070
                                                                                     -------------               -------------
  Less cost of units redeemed:
    Administrative charges .................................................               106,341                      44,761
    Policy loans ...........................................................                 5,024                       9,824
    Surrender benefits .....................................................             5,972,420                   3,590,878
    Death benefits .........................................................               464,451                     266,183
                                                                                     -------------               -------------
                                                                                         6,548,236                   3,911,646
                                                                                     -------------               -------------
    Increase (decrease) in equity accounts from
      capital unit transactions ............................................            (3,375,758)                 67,482,424
                                                                                     -------------               -------------
    Net increase (decrease) in equity accounts .............................            16,129,049                  66,267,032
  Depositor's equity contribution (redemption) .............................                     0                    (342,963)
EQUITY ACCOUNTS:
  Beginning of period ......................................................            95,829,383                  29,905,314
                                                                                     -------------               -------------
  End of period ............................................................         $ 111,958,432               $  95,829,383
                                                                                     =============               =============

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GLOBAL SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                               DECEMBER 31
                                                       ------------------------------------------------------------
                                                         1995               1994             1993            1992\dagger\
                                                       ---------          --------         --------         -------
Accumulation unit value, beginning of period....       $   13.36          $  13.52         $  10.15         $ 10.00
  Income from operations:
    Net investment income (loss)................             .43               .53              .11            (.01)
    Net realized and unrealized
      gain (loss) on investment.................            2.43              (.69)            3.26             .16
                                                       ---------          --------         --------         -------
      Total income (loss) from operations.......            2.86              (.16)            3.37             .15
                                                       ---------          --------         --------         -------
Accumulation unit value, end of period..........       $   16.22          $  13.36         $  13.52         $ 10.15
                                                       =========          ========         ========         =======
Total return....................................           21.35%            (1.14)%          33.17%           1.51%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 111,958          $ 95,829         $ 29,905         $   254
  Ratio of net investment income (loss)
    to average net assets.......................            2.96%             3.95%             .99%           (.11)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EQUITY-INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                     DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Equity-Income Portfolio
      (7,836,733.175 shares;
      cost $ 89,819,964) ................................      $100,815,159
  Accrued transfers from (to)
    depositor - net .....................................           835,949
                                                               ------------
      Total assets ......................................       101,651,108
                                                               ------------
LIABILITIES: ............................................                 0
                                                               ------------
      Total net assets ..................................      $101,651,108
                                                               ============
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Equity-Income sub-account
      (7,498,915.593967 units;
      $ 13.555441 unit value) ...........................      $101,651,108
                                                               ------------
      Total equity ......................................      $101,651,108
                                                               ============

STATEMENT OF OPERATIONS

                                                                                   YEAR ENDED
INVESTMENT INCOME:                                                              DECEMBER 31, 1995
    Dividend income ..................................................             $ 2,624,380
    Capital gain distributions .......................................               2,631,227
                                                                                   -----------
                                                                                     5,255,607
EXPENSES:
    Mortality and expense risk charges ...............................               1,194,121
                                                                                   -----------
      Net investment income (loss) ...................................               4,061,486
                                                                                   -----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ...................................................               1,477,909
    Change in unrealized appreciation
      (depreciation) .................................................              11,986,591
                                                                                   -----------
      Net gain (loss) on investments .................................              13,464,500
                                                                                   -----------
        Net increase (decrease) in equity
          accounts resulting from
          operations .................................................             $17,525,986
                                                                                   ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss) ..............................................             $  4,061,486            $    802,343
  Net gain (loss) on investments ............................................               13,464,500              (1,600,649)
                                                                                          ------------            ------------
  Net increase (decrease) in equity accounts
    resulting from operations ...............................................               17,525,986                (798,306)
                                                                                          ------------            ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .......................................               17,763,181              47,358,710
                                                                                          ------------            ------------
  Less cost of units redeemed:
    Administrative charges ..................................................                   71,983                  30,989
    Policy loans ............................................................                        0                  22,759
    Surrender benefits ......................................................                4,611,616               2,510,372
    Death benefits ..........................................................                  687,018                 175,728
                                                                                          ------------            ------------
                                                                                             5,370,617               2,739,848
                                                                                          ------------            ------------
    Increase (decrease) in equity accounts from
      capital unit transactions .............................................               12,392,564              44,618,862
                                                                                          ------------            ------------
    Net increase (decrease) in equity accounts ..............................               29,918,550              43,820,556
  Depositor's equity contribution (redemption) ..............................                        0                (399,714)
EQUITY ACCOUNTS:
  Beginning of period .......................................................               71,732,558              28,311,716
                                                                                          ------------            ------------
  End of period .............................................................             $101,651,108            $ 71,732,558
                                                                                          ============            ============

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EQUITY-INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                        DECEMBER 31
                                                       ---------------------------------------------
                                                          1995               1994            1993\dagger\
                                                       ----------          --------         --------
Accumulation unit value, beginning of period....       $    11.03          $  11.24         $  10.00
  Income from operations:
    Net investment income (loss)................              .59               .16              .20
    Net realized and unrealized
      gain (loss) on investment.................             1.94              (.37)            1.04
                                                       ----------          --------         --------
      Total income (loss) from operations.......             2.53              (.21)            1.24
                                                       ----------          --------         --------
Accumulation unit value, end of period..........       $    13.56          $  11.03         $  11.24
                                                       ==========          ========         ========
Total return....................................            22.93%            (1.92)%          12.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $  101,651          $ 71,733         $ 28,312
  Ratio of net investment income (loss)
    to average net assets.......................             4.76%             1.49%            1.87%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EMERGING GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Emerging Growth Portfolio
      (6,452,411.758 shares;
      cost $ 82,403,820) ................................       $104,817,068
  Accrued transfers from (to)
    depositor - net .....................................            297,742
                                                                ------------
      Total assets ......................................        105,114,810
                                                                ------------
LIABILITIES: ............................................                  0
                                                                ------------
      Total net assets ..................................       $105,114,810
                                                                ============
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Emerging Growth sub-account
      (6,434,050.653589 units;
      $ 16.337268 unit value) ...........................       $105,114,810
                                                                ------------
      Total equity ......................................       $105,114,810
                                                                ============

STATEMENT OF OPERATIONS

                                                               YEAR ENDED
INVESTMENT INCOME:                                           DECEMBER 31, 1995
    Dividend income .........................................    $    18,082
    Capital gain distributions ..............................      4,331,176
                                                                 -----------
                                                                   4,349,258
EXPENSES:
    Mortality and expense risk charges ......................      1,160,134
                                                                 -----------
      Net investment income (loss) ..........................      3,189,124
                                                                 -----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ..........................................      2,726,445
    Change in unrealized appreciation
      (depreciation) ........................................     24,715,163
                                                                 -----------
      Net gain (loss) on investments ........................     27,441,608
                                                                 -----------
        Net increase (decrease) in equity
          accounts resulting from
          operations ........................................    $30,630,732
                                                                 ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                       YEAR ENDED              YEAR ENDED
                                                                                    DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss) ..............................................           $  3,189,124               $   (644,417)
  Net gain (loss) on investments ............................................             27,441,608                 (3,294,972)
                                                                                        ------------               ------------
  Net increase (decrease) in equity accounts
    resulting from operations ...............................................             30,630,732                 (3,939,389)
                                                                                        ------------               ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .......................................             16,786,688                 43,904,600
                                                                                        ------------               ------------
  Less cost of units redeemed:
    Administrative charges ..................................................                 85,948                     34,882
    Policy loans ............................................................                 13,781                     13,553
    Surrender benefits ......................................................              4,544,091                  2,178,811
    Death benefits ..........................................................                273,410                    113,827
                                                                                        ------------               ------------
                                                                                           4,917,230                  2,341,073
                                                                                        ------------               ------------
    Increase (decrease) in equity accounts from
      capital unit transactions .............................................             11,869,458                 41,563,527
                                                                                        ------------               ------------
    Net increase (decrease) in equity accounts ..............................             42,500,190                 37,624,138
  Depositor's equity contribution (redemption) ..............................                      0                   (453,363)
EQUITY ACCOUNTS:
  Beginning of period .......................................................             62,614,620                 25,443,845
                                                                                        ------------               ------------
  End of period .............................................................           $105,114,810               $ 62,614,620
                                                                                        ============               ============

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EMERGING GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                       DECEMBER 31
                                                       --------------------------------------------
                                                         1995               1994            1993\dagger\
                                                       ---------          --------         --------
Accumulation unit value, beginning of period....       $   11.29          $  12.35         $  10.00
  Income from operations:
    Net investment income (loss)................             .54              (.15)            (.14)
    Net realized and unrealized
      gain (loss) on investments................            4.51              (.91)            2.49
                                                       ---------          --------         --------
      Total income (loss) from operations.......            5.05             (1.06)            2.35
                                                       ---------          --------         --------
Accumulation unit value, end of period..........       $   16.34          $  11.29         $  12.35
                                                       =========          ========         ========
Total return....................................           44.75%            (8.65)%          23.54%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 105,115          $ 62,615         $ 25,444
  Ratio of net investment income (loss)
    to average net assets.......................            3.85%            (1.33)%          (1.20)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
AGGRESSIVE GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Aggressive Growth Portfolio
      (4,500,269.637 shares;
      cost $ 55,918,903) ..................................      $59,630,183
  Accrued transfers from (to)
    depositor - net .......................................          789,360
                                                                 -----------
      Total assets ........................................       60,419,543
                                                                 -----------
LIABILITIES: ..............................................                0
                                                                 -----------
      Total net assets ....................................      $60,419,543
                                                                 ===========
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Aggressive Growth sub-account
      (4,538,243.619699 units;
      $ 13.313420 unit value) .............................      $60,419,543
                                                                 -----------
      Total equity ........................................      $60,419,543
                                                                 ===========

STATEMENT OF OPERATIONS

                                                                 YEAR ENDED
INVESTMENT INCOME:                                            DECEMBER 31, 1995
    Dividend income ..........................................    $      167
    Capital gain distributions ...............................     1,574,535
                                                                  ----------
                                                                   1,574,702
EXPENSES:
    Mortality and expense risk charges .......................       496,029
                                                                  ----------
      Net investment income (loss) ...........................     1,078,673
                                                                  ----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ...........................................     2,166,499
    Change in unrealized appreciation
      (depreciation) .........................................     3,287,005
                                                                  ----------
      Net gain (loss) on investments .........................     5,453,504
                                                                  ----------
        Net increase (decrease) in equity
          accounts resulting from
          operations .........................................    $6,532,177
                                                                  ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                      YEAR ENDED              PERIOD ENDED
                                                                                   DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)...............................................          $   1,078,673          $    (50,309)
  Net gain (loss) on investments ............................................              5,453,504                423,609
                                                                                        ------------           ------------
  Net increase (decrease) in equity accounts
    resulting from operations ...............................................              6,532,177                373,300
                                                                                        ------------           ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .......................................             44,671,168             10,915,809
                                                                                        ------------           ------------
  Less cost of units redeemed:
    Administrative charges ..................................................                 26,869                  2,281
    Policy loans ............................................................                  8,808                  4,781
    Surrender benefits ......................................................              1,799,668                139,102
    Death benefits ..........................................................                 78,444                      0
                                                                                        ------------           ------------
                                                                                           1,913,789                146,164
                                                                                        ------------           ------------
    Increase (decrease) in equity accounts from
      capital unit transactions .............................................             42,757,379             10,769,645
                                                                                        ------------           ------------
    Net increase (decrease) in equity accounts ..............................             49,289,556             11,142,945
  Depositor's equity contribution (redemption) ..............................               (272,958)               260,000
EQUITY ACCOUNTS:
  Beginning of period .......................................................             11,402,945                      0
                                                                                        ------------           ------------
  End of period .............................................................           $ 60,419,543           $ 11,402,945
                                                                                        ============           ============

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
AGGRESSIVE GROWTH SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                              DECEMBER 31
                                                       -------------------------
                                                         1995            1994\dagger\
                                                       --------         --------
Accumulation unit value, beginning of period....       $   9.78         $  10.00
  Income from operations:
    Net investment income (loss)................            .40             (.10)
    Net realized and unrealized
      gain (loss) on investments................           3.13             (.12)
                                                       --------         --------
      Total income (loss) from operations.......           3.53             (.22)
                                                       --------         --------
Accumulation unit value, end of period..........       $  13.31         $   9.78
                                                       ========         ========
Total return....................................          36.10%           (2.18)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 60,420         $ 11,403
  Ratio of net investment income (loss)
    to average net assets.......................           3.04%            (.99)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BALANCED SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Balanced Portfolio
      (1,502,723.671 shares; cost
      $ 14,649,370) .....................................      $15,980,734
  Accrued transfers from (to)
    depositor - net .....................................           88,060
                                                               -----------
      Total assets ......................................       16,068,794
                                                               -----------
LIABILITIES: ............................................                0
                                                               -----------
      Total net assets ..................................      $16,068,794
                                                               ===========
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Balanced sub-account
      (1,436,511.861084 units;
      $ 11.032381 unit value).............                     $15,848,146
  Depositors' equity:
      Balanced sub-account
      (20,000.000000 units;
      $ 11.032381 unit value).............                         220,648
                                                               -----------
      Total equity........................                     $16,068,794
                                                               ===========

STATEMENT OF OPERATIONS

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1995
INVESTMENT INCOME:
    Dividend income ..........................................   $  553,159
    Capital gain distributions ...............................            0
                                                                 ----------
                                                                    553,159
EXPENSES:
    Mortality and expense risk charges .......................      169,887
                                                                 ----------
      Net investment income (loss) ...........................      383,272
                                                                 ----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ...........................................       12,691
    Change in unrealized appreciation
      (depreciation) .........................................    1,685,289
                                                                 ----------
      Net gain (loss) on investments .........................    1,697,980
                                                                 ----------
        Net increase (decrease) in equity
          accounts resulting from
          operations .........................................   $2,081,252
                                                                 ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS



                                                                                     YEAR ENDED           PERIOD ENDED
                                                                                  DECEMBER 31, 1995   DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss) ..................................................    $   383,272        $   101,544
  Net gain (loss) on investments ................................................      1,697,980           (358,976)
                                                                                     -----------        -----------
  Net increase (decrease) in equity accounts
    resulting from operations ...................................................      2,081,252           (257,432)
                                                                                     -----------        -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ...........................................      6,741,534          8,140,529
                                                                                     -----------        -----------
  Less cost of units redeemed:
    Administrative charges ......................................................          8,055                589
    Policy loans ................................................................              0             21,306
    Surrender benefits ..........................................................        543,786            125,576
    Death benefits ..............................................................        137,777                  0
                                                                                     -----------        -----------
                                                                                         689,618            147,471
                                                                                     -----------        -----------
    Increase (decrease) in equity accounts from
      capital unit transactions .................................................      6,051,916          7,993,058
                                                                                     -----------        -----------
    Net increase (decrease) in equity accounts ..................................      8,133,168          7,735,626
  Depositor's equity contribution (redemption) ..................................              0            200,000
EQUITY ACCOUNTS:
  Beginning of period ...........................................................      7,935,626                  0
                                                                                     -----------        -----------
  End of period .................................................................    $16,068,794        $ 7,935,626
                                                                                     ===========        ===========

*  The inception date of this sub-account was March 1, 1994

   The notes to the financial statements are an integral part of this report

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BALANCED SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                DECEMBER 31
                                                       -----------------------------
                                                         1995               1994\dagger\
                                                       --------          -----------
Accumulation unit value, beginning of period....       $   9.34            $ 10.00
  Income from operations:
    Net investment income (loss)................            .32                .27
    Net realized and unrealized
      gain (loss) on investments................           1.37               (.93)
                                                       --------          ---------
      Total income (loss) from operations.......           1.69               (.66)
                                                       --------          ---------
Accumulation unit value, end of period..........       $  11.03            $  9.34
                                                       ========          =========
Total return....................................          18.13%             (6.61)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 16,069            $ 7,936
  Ratio of net investment income (loss)
    to average net assets.......................           3.16%              2.90%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
UTILITY SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Utility Portfolio
      (906,462.911 shares;
      cost $ 9,284,067) .................................      $10,083,189
  Accrued transfers from (to)
    depositor - net .....................................            2,453
                                                               -----------
      Total assets ......................................       10,085,642
                                                               -----------
LIABILITIES: ............................................                0
                                                               -----------
      Total net assets ..................................      $10,085,642
                                                               ===========
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Utility sub-account
      (843,789.458936 units;
      $ 11.676042 unit value) ...........................      $ 9,852,121
  Depositors' equity:
      Utility sub-account
      (20,000.000000 units;
      $ 11.676042 unit value) ...........................          233,521
                                                               -----------
      Total equity ......................................      $10,085,642
                                                               ===========

STATEMENT OF OPERATIONS


                                                                  YEAR ENDED
INVESTMENT INCOME:                                             DECEMBER 31, 1995
    Dividend income ..........................................     $  313,797
    Capital gain distributions ...............................         75,695
                                                                   ----------
                                                                      389,492
EXPENSES:
    Mortality and expense risk charges .......................         92,303
                                                                   ----------
      Net investment income (loss) ...........................        297,189
                                                                   ----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions ...........................................        220,387
    Change in unrealized appreciation
      (depreciation) .........................................        937,376
                                                                   ----------
      Net gain (loss) on investments .........................      1,157,763
                                                                   ----------
        Net increase (decrease) in equity
          accounts resulting from
          operations .........................................     $1,454,952
                                                                   ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                         YEAR ENDED              PERIOD ENDED
                                                                                      DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss) ................................................         $   297,189               $    62,720
  Net gain (loss) on investments ..............................................           1,157,763                  (154,434)
                                                                                        -----------               -----------
  Net increase (decrease) in equity accounts
    resulting from operations .................................................           1,454,952                   (91,714)
                                                                                        -----------               -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .........................................           5,146,911                 3,839,826
                                                                                        -----------               -----------
  Less cost of units redeemed:
    Administrative charges ....................................................               4,161                       276
    Policy loans ..............................................................                 193                    16,969
    Surrender benefits ........................................................             210,465                   144,466
    Death benefits ............................................................              87,803                         0
                                                                                        -----------               -----------
                                                                                            302,622                   161,711
                                                                                        -----------               -----------
    Increase (decrease) in equity accounts from
      capital unit transactions ...............................................           4,844,289                 3,678,115
                                                                                        -----------               -----------
    Net increase (decrease) in equity accounts ................................           6,299,241                 3,586,401
  Depositor's equity contribution (redemption) ................................                   0                   200,000
EQUITY ACCOUNTS:
  Beginning of period .........................................................           3,786,401                         0
                                                                                        -----------               -----------
  End of period ...............................................................         $10,085,642               $ 3,786,401
                                                                                        ===========               ===========

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
UTILITY SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                 DECEMBER 31
                                                       -----------------------------------
                                                            1995              1994\dagger\
                                                       -------------        --------------
Accumulation unit value, beginning of period....       $    9.45        $ 10.00
  Income from operations:
    Net investment income (loss)................             .47            .33
    Net realized and unrealized
      gain (loss) on investments................            1.76           (.88)
                                                       ---------        -------
      Total income (loss) from operations.......            2.23           (.55)
                                                       ---------        -------
Accumulation unit value, end of period..........       $   11.68        $  9.45
                                                       =========        =======
Total return....................................           23.52%         (5.47)%
Ratios and supplemental data:
    Net assets at end of period (in
      thousands)................................       $  10,086        $ 3,786
    Ratio of net investment income (loss)
      to average net assets.....................            4.50%          3.48%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                       DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Tactical Asset Allocation Portfolio
      (6,619,630.020 shares;
      cost $ 74,153,257) ...............................      $ 76,074,774
  Accrued transfers from (to)
    depositor - net ....................................        (3,775,165)
                                                              ------------
      Total assets .....................................        72,299,609
                                                              ------------
LIABILITIES: ...........................................                 0
                                                              ------------
      Total net assets .................................      $ 72,299,609
                                                              ============
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Tactical Asset Allocation
      sub-account
      (6,104,684.950590 units;
      $ 11.843299 unit value) ..........................      $ 72,299,609
                                                              ------------
      Total equity .....................................      $ 72,299,609
                                                              ============

STATEMENT OF OPERATIONS

                                                              PERIOD ENDED
INVESTMENT INCOME:                                          DECEMBER 31, 1995*
    Dividend income .........................................    $1,141,213
    Capital gain distributions ..............................     1,381,088
                                                                 ----------
                                                                  2,522,301
EXPENSES:
    Mortality and expense risk charges ......................       406,309
                                                                 ----------
      Net investment income (loss) ..........................     2,115,992
                                                                 ----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from
      securities transactions ...............................     1,248,103
    Change in unrealized appreciation
      (depreciation) ........................................     1,921,517
                                                                 ----------
      Net gain (loss) on investments ........................     3,169,620
                                                                 ----------
        Net increase (decrease) in equity
          accounts resulting from
          operations ........................................    $5,285,612
                                                                 ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                                              PERIOD ENDED
                                                                                                           DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss) .....................................................................          $  2,115,992
  Net gain (loss) on investments ...................................................................             3,169,620
                                                                                                              ------------
  Net increase (decrease) in equity accounts
    resulting from operations ......................................................................             5,285,612
                                                                                                              ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..............................................................            70,478,164
                                                                                                              ------------
  Less cost of units redeemed:
    Administrative charges .........................................................................                 7,030
    Policy loans ...................................................................................                 8,139
    Surrender benefits .............................................................................             3,423,825
    Death benefits .................................................................................                18,074
                                                                                                              ------------
                                                                                                                 3,457,068
                                                                                                              ------------
    Increase (decrease) in equity accounts from
      capital unit transactions ....................................................................            67,021,096
                                                                                                              ------------
    Net increase (decrease) in equity accounts .....................................................            72,306,708
    Depositor's equity contributions (redemption) ..................................................                (7,099)
EQUITY ACCOUNTS:
  Beginning of period ..............................................................................                     0
                                                                                                              ------------
  End of period ....................................................................................          $ 72,299,609
                                                                                                              ============

*  The inception date of this sub-account was January 3, 1995.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                       DECEMBER 31
                                                       -----------
                                                          1995\dagger\
                                                       -----------
Accumulation unit value, beginning of period....        $   10.00
  Income from operations:
    Net investment income (loss)................              .82
    Net realized and unrealized
      gain (loss) on investments................             1.02
                                                        ---------
      Total income (loss) from operations.......             1.84
                                                        ---------
Accumulation unit value, end of period..........        $   11.84
                                                        =========
Total return....................................            18.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $  72,300
  Ratio of net investment income (loss)
    to average net assets.......................             7.29%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

\dagger\ The inception date of this sub-account was January 3, 1995. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains eleven investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:

       PORTFOLIO              INVESTMENT MANAGER
-------------------------  -----------------------------
Money Market             Janus Capital Corporation
                           ("JCC")
Bond                     JCC
Growth                   JCC
Short-to Intermediate    AEGON USA Investment
  Government               Management, Inc. ("AEGON
                           Management")
Global                   JCC
Equity-Income            Luther King Capital
                           Management Corporation
Emerging Growth          Van Kampen American Capital
                           Asset Management, Inc.
Aggressive Growth        Fred Alger Management, Inc.
Balanced                 AEGON Management
Utility                  Federated Investment
                           Counseling
Tactical Asset           Dean Investment Associates
  Allocation

     WRL and AEGON Management are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

     On January 3, 1995, WRL made an initial contribution of $150,000 to the Annuity Account, Tactical Asset Allocation sub-account, for which WRL received 15,000.000000 units. On April 20, 1995, WRL redeemed the initial contribution in the Annuity Account, Tactical Asset Allocation sub-account, for $157,099.

     The Annuity #2 sub-accounts were established on December 3, 1992 to hold assets that support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.  VALUATION OF INVESTMENTS

    The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1995. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

    The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

-------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------

NOTE 2 - CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A.  CONTRACT CHARGES

    No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

    On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B.  ANNUITY #2 SUB-ACCOUNTS CHARGES

    A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semiannually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

     As of December 31, 1995 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-----------
Money Market........................... $        n/a
Bond...................................    1,047,678
Growth.................................   28,483,424
Short-to-Intermediate Government.......      377,184
Global.................................   12,265,025
Equity-Income..........................   10,995,195
Emerging Growth........................   22,413,248
Aggressive Growth......................    3,711,280
Balanced...............................    1,331,364
Utility................................      799,122
Tactical Asset Allocation..............    1,921,517

-------------------------------------------------------------------------------

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1995 and 1994, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheet of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. The variances between such practices and generally accepted accounting principles are described in Note 1. The effects of these variances are not reasonably determinable but we believe they are material.

In our opinion, because of the materiality of the effects of the variances between generally accepted accounting principles and the accounting practices referred to in the preceding paragraph, the financial statements referred to above are not intended to and do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1995 and 1994, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1995.

In addition, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                               ERNST & YOUNG LLP

Des Moines, Iowa
February 23, 1996

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheets - Statutory Basis
                  (Dollars in thousands, except per share data)

                                                                DECEMBER 31
                                                           1995             1994
                                                       ----------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                     $     4,999     $     46,722
   Bonds                                                   452,474          423,758
   Stocks:
     Preferred, at market (cost:  $78 in 1994)                   -               14
     Common, at market (cost:  $473 in 1995 and
       $1,944 in 1994)                                         834            2,541
   Mortgage loans on real estate                             6,181            9,539
   Home office properties, at cost less accumulated
     depreciation ($1,505 in 1995 and $1,358 in 1994         5,121            4,818
   Policy loans                                             37,125           27,520
                                                       ----------------------------
Total cash and invested assets                             506,734          514,912

Premiums deferred and uncollected                            1,787            1,763
Accrued investment income                                    7,565            7,505
Receivable from affiliates                                   4,337              481
Other assets                                                 4,264            3,504
Separate account assets                                  2,419,205        1,596,736
                                                       ----------------------------

Total admitted assets                                  $ 2,943,892       $2,124,901
                                                       ============================

SEE ACCOMPANYING NOTES.

                                                           DECEMBER 31
                                                      1995             1994
                                                  -----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                         $     73,163     $     84,689
     Annuity                                           319,353          314,124
   Policy and contract claim reserves                    6,612            5,119
   Other policyholders' funds                            2,384            2,495
   Remittances and items not allocated                   5,136            4,613
   Federal income taxes payable                          1,417               96
   Asset valuation reserve                               5,590            8,491
   Interest maintenance reserve                          6,392            6,720
   Payable to affiliate                                      -              674
   Other liabilities                                    10,102            8,239
   Separate account liabilities                      2,415,804        1,594,621
                                                  -----------------------------

Total liabilities                                    2,845,953        2,029,881

Commitments and contingencies

Capital and surplus:
   Common stock, $1.00 par value, 1,500 shares
     authorized, issued and outstanding                  1,500            1,500
   Paid-in surplus                                      68,015           68,015
   Unassigned surplus                                   28,424           25,505
                                                  -----------------------------
Total capital and surplus                               97,939           95,020
                                                  =============================
Total liabilities and capital and surplus           $2,943,892       $2,124,901
                                                  =============================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                               1995           1994           1993
                                                            ----------------------------------------
Revenues:
   Premiums and other considerations, net of
     reinsurance:
     Life                                                   $ 191,508       $150,991       $107,008
     Annuity                                                  378,390        449,141        449,361
   Net investment income                                       40,891         40,139         46,197
   Amortization of interest maintenance reserve                   882            726            618
   Commissions and expense allowances on
     reinsurance ceded                                             11             12             14
   Other income                                                 8,237          6,354          4,322
                                                            ---------------------------------------
                                                              619,919        647,363        607,520
Benefits and expenses:
   Benefits paid or provided for:
     Death, surrender and other life insurance and
       annuity benefits                                       243,658        230,511        111,785
     Increase (decrease) in aggregate reserves for
       policies and contracts:
       Life                                                   (15,023)       (11,332)        (4,259)
       Annuity                                                  5,229        (78,590)       (12,486)
                                                            ---------------------------------------
                                                              233,864        140,589         95,040
     Insurance expenses:
       Net transfers to separate accounts                     242,427        386,174        414,357
       Commissions                                             82,903         78,168         60,975
       General insurance expenses                              37,246         33,100         24,701
       Taxes, licenses and fees                                 8,919          5,931          5,682
                                                            ---------------------------------------
                                                              371,495        503,373        505,715
                                                            ---------------------------------------
                                                              605,359        643,962        600,755
                                                            ---------------------------------------
Gain from operations before federal income
   taxes and realized capital gains (losses) on
   investments                                                 14,560          3,401          6,765

Federal income tax expense                                      8,917          3,406          4,206
                                                            ---------------------------------------
Gain (loss) from operations before realized capital
   gains (losses) on investments                                5,643             (5)         2,559

Netrealized capital gains (losses) on investments
   (net of related federal income taxes and
   amounts transferred to interest maintenance
   reserve)                                                    (1,678)        (1,133)         2,348
                                                            ---------------------------------------
Net income (loss)                                           $   3,965     $   (1,138)    $    4,907
                                                            =======================================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                                 Additional                       Total
                                                  Common          Paid-In       Unassigned     Capital and
                                                  Stock           Capital        Surplus         Surplus
                                                 ---------------------------------------------------------
Balance at January 1, 1993                        $1,500          $23,015         $19,109         $43,624
   Net income for 1993                                 -                -           4,907           4,907
   Net unrealized capital gains                        -                -           1,503           1,503
   Decrease in non-admitted assets                     -                -           5,535           5,535
   Increase in asset valuation reserves                -                -          (1,706)         (1,706)
   Increase in surplus in separate accounts            -                -             633             633
   Dividend to stockholder                             -                -          (5,600)         (5,600)
   Other adjustments                                   -                -             513             513
                                                 --------------------------------------------------------
Balance at December 31, 1993                       1,500           23,015          24,894          49,409
   Capital contribution                                -           45,000               -          45,000
   Net loss for 1994                                   -                -          (1,138)         (1,138)
   Net unrealized capital losses                       -                -              (9)             (9)
   Decrease in non-admitted assets                     -                -             368             368
   Decrease in asset valuation reserves                -                -           4,321           4,321
   Decrease in surplus in separate accounts            -                -            (748)           (748)
   Other adjustments                                   -                -          (2,183)         (2,183)
                                                 --------------------------------------------------------
Balance at December 31, 1994                       1,500           68,015          25,505          95,020
   Net income for 1995                                 -                -           3,965           3,965
   Net unrealized capital losses                       -                -            (500)           (500)
   Decrease in non-admitted assets                     -                -             903             903
   Decrease in asset valuation reserve                 -                -           2,901           2,901
   Decrease in surplus in separate accounts            -                -             541             541
   Change in reserve valuation                         -                -          (3,496)         (3,496)
   Other adjustments                                   -                -          (1,395)         (1,395)
                                                 --------------------------------------------------------
Balance at December 31, 1995                      $1,500          $68,015         $28,424         $97,939
                                                 ========================================================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flows - Statutory Basis
                             (Dollars in thousands)

                                                               YEAR ENDED DECEMBER 31
                                                           1995         1994         1993
                                                        -----------------------------------
SOURCES OF CASH
Premiums and other considerations, net of reinsurance   $ 569,934    $ 600,405    $ 556,353
Net investment income                                      42,359       41,977       47,424
Other income                                                8,052        6,311        4,245
                                                        -----------------------------------
                                                          620,345      648,693      608,022

Life claims                                               (16,759)     (14,660)     (12,820)
Surrender benefits and other fund withdrawals            (206,250)    (196,169)     (81,902)
Other benefits to policyholders                           (19,041)     (18,251)     (17,385)
Commissions, other expenses and taxes                    (128,314)    (119,755)     (92,572)
Dividends to policyholders                                    (26)         (22)         (44)
Federal income taxes                                       (7,531)      (3,378)      (3,573)
Net increase in policy loans                               (9,605)      (4,496)      (4,686)
Net transfers to separate accounts                       (242,427)    (386,174)    (414,357)
                                                        -----------------------------------
Net cash used by operations                                (9,608)     (94,212)     (19,317)

Proceeds from investments sold, matured or repaid:
   Bonds and redeemable preferred stock                   108,554       99,241      203,547
   Common stocks                                            2,108       80,066       81,391
   Mortgage loans on real estate                            1,954          132          764
   Real estate                                               --           --            109
   Miscellaneous                                             --            (28)        --
                                                        -----------------------------------
Total cash from investments                               112,616      179,411      285,811

Capital contribution                                         --         45,000         --
Other sources                                               2,830        6,135        5,899
                                                        -----------------------------------
Total sources of cash                                     105,838      136,334      272,393

APPLICATIONS OF CASH
Cost of investments acquired:
   Bonds and redeemable preferred stock                   139,402       47,214      165,967
   Common stocks                                              589       65,911       82,767
   Mortgage loans on real estate                                6        1,004          290
   Real estate                                                449           37          478
                                                        -----------------------------------
Total investments acquired                                140,446      114,166      249,502

Dividend to stockholder                                      --           --          5,600
Other applications, net                                     7,115        6,086        1,959
                                                        -----------------------------------
Total applications of cash                                147,561      120,252      257,061
                                                        -----------------------------------
Net change in cash and short-term investments             (41,723)      16,082       15,332

Cash and short-term investments at beginning of year       46,722       30,640       15,308
                                                        -----------------------------------
Cash and short-term investments at end of year          $   4,999    $  46,722    $  30,640
                                                        ===================================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                 Notes to Financial Statements - Statutory-Basis
                             (Dollars in thousands)

                                December 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows:
(a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (carried at amortized cost), available-for-sale (carried at fair value), and trading (carried at fair value) classifications;
(b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding receivable or payable rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (carried as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; and (k) pension expense is recorded as amounts are paid. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1996, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents. This amount includes $6,500 of short-term intercompany notes receivable at December 31, 1995.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates prospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market and include shares of mutual funds (money market and other). Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 1995, 1994 and 1993, net realized capital gains of $554, $436 and $4,270, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $882, $726 and $618 for the years ended December 31, 1995, 1994 and 1993, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1995, 1994 and 1993, the Company excluded investment income due and accrued of $1, $237 and $0, respectively, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for traditional life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25% to 5.50% and are computed principally on the Net Level Valuation and the Commissioner's Reserve Valuation Method (CRVM). Reserves for universal life policies are based on account balances adjusted for the CRVM.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method plus excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 7.00% to 9.25% and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. Because estimates are subject to the effects of trends in claim severity and frequency, the estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNT

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders. The Company received variable contract premiums of $467,142, $533,536 and $489,243 in 1995, 1994 and 1993, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1994 and 1993 financial statements to conform to the 1995 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices and are recognized in the statutory-basis balance sheet.

   MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

   INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                    DECEMBER 31
                                                        1995                            1994
                                            ----------------------------    ---------------------------
                                              CARRYING                       CARRYING
                                                VALUE        FAIR VALUE        VALUE         FAIR VALUE
                                            -----------------------------------------------------------
   ADMITTED ASSETS
   Bonds                                    $   452,474     $   479,656     $   423,758     $   414,541
   Stocks                                           834             834           2,555           2,555
   Mortgage loans on real estate                  6,181           6,536           9,539           7,915
   Policy loans                                  37,125          37,125          27,520          27,520
   Cash and short-term investments                4,999           4,999          46,722          46,722
   Separate account assets                    2,419,205       2,419,205       1,596,736       1,596,736

   LIABILITIES
   Investment contract liabilities              309,556         279,347         302,890         245,161
   Separate account annuities                 1,930,590       1,930,590       1,316,237       1,316,237

3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities are as follows:

                                                           GROSS            GROSS         ESTIMATED
                                          CARRYING       UNREALIZED      UNREALIZED         FAIR
                                           VALUE           GAINS           LOSSES           VALUE
                                          ---------------------------------------------------------
   DECEMBER 31, 1995
   Bonds:
     United States Government and
       agencies                           $  11,611     $       64            $129        $  11,546
     State, municipal and other
       government                            15,079            940               -           16,019
     Public utilities                        16,143          1,425               -           17,568
     Industrial and miscellaneous           219,764         17,444             550          236,658
     Mortgage-backed securities             189,877          8,228             240          197,865
                                          ---------------------------------------------------------
   Total bonds                            $ 452,474        $28,101            $919         $479,656
                                          =========================================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

                                                        GROSS             GROSS         ESTIMATED
                                         CARRYING     UNREALIZED       UNREALIZED         FAIR
                                          VALUE         GAINS            LOSSES           VALUE
                                        ---------------------------------------------------------
   DECEMBER 31, 1994
   Bonds:
     United States Government and
       agencies                         $  11,277     $       17        $  1,048        $  10,246
     State, municipal and other
       government                          13,117              -             423           12,694
     Public utilities                      13,296             75             432           12,939
     Industrial and miscellaneous         238,389          3,668           7,543          234,514
     Mortgage-backed securities           147,679          1,597           5,128          144,148
                                        ---------------------------------------------------------
   Total bonds                            423,758          5,357          14,574          414,541

   Preferred stock                             14              -               -               14
                                        ---------------------------------------------------------
                                        $ 423,772       $  5,357         $14,574         $414,555
                                        =========================================================

Preferred stock required writedowns for the securities not in good standing to fair values of $64 in 1994.

The carrying value and fair value of bonds at December 31, 1995 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                  ESTIMATED
                                                 CARRYING           FAIR
                                                   VALUE            VALUE
                                                 --------------------------

   Due in one year or less                       $  23,820        $  23,842
   Due one through five years                      109,362          114,336
   Due five through ten years                       91,534          101,034
   Due after ten years                              37,881           42,579
                                                 --------------------------
                                                   262,597          281,791
   Mortgage and other asset backed securities      189,877          197,865
                                                 --------------------------
                                                 $ 452,474         $479,656
                                                 ==========================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                               YEAR ENDED DECEMBER 31
                                          1995         1994          1993
                                         ----------------------------------

   Interest on bonds                     $38,047      $37,318       $43,744
   Dividends on equity investments            30          700         1,533
   Interest on mortgage loans                573          616           832
   Interest on policy loans                2,353        1,830         1,465
   Other investment income                 1,919        1,802         1,010
                                         ----------------------------------
   Gross investment income                42,922       42,266        48,584

   Investment expenses                    (2,031)      (2,127)       (2,387)
                                         ----------------------------------
   Net investment income                 $40,891      $40,139       $46,197
                                         ==================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                           YEAR ENDED DECEMBER 31
                                      1995           1994          1993
                                    -------------------------------------

   Proceeds                         $108,554        $99,241      $203,547
                                    =====================================

   Gross realized gains             $  1,631        $ 2,019      $  7,584
   Gross realized losses               1,346          1,362           703
                                    -------------------------------------
   Net realized gains               $    285        $    657     $  6,881
                                    =====================================

At December 31, 1995, bonds with an aggregate carrying value of $4,483 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                              REALIZED
                                            ------------------------------------------
                                                       YEAR ENDED DECEMBER 31
                                              1995              1994             1993
                                            ------------------------------------------
   Debt securities                          $   285           $   657           $6,881
   Equity securities                              -            (1,579)               -
   Mortgage loans                            (1,409)                -                -
   Real estate                                    -                 -              (37)
                                            ------------------------------------------
                                             (1,124)             (922)           6,844

   Tax effect                                     -               225             (226)
   Transfer to interest maintenance reserve    (554)             (436)          (4,270)
                                            ------------------------------------------
   Net realized gains (losses)              $(1,678)          $(1,133)          $2,348
                                            ==========================================

                                                                  UNREALIZED
                                                     ------------------------------------
                                                            YEAR ENDED DECEMBER 31
                                                       1995           1994          1993
                                                     ------------------------------------
   Debt securities                                   $36,399        $(43,354)      $5,598
   Common stock                                         (236)          1,009        1,581
                                                     ------------------------------------
   Change in unrealized appreciation (depreciation)  $36,163        $(42,345)      $7,179
                                                     ====================================

Gross unrealized gains (losses) on common stocks were as follows:

                                               UNREALIZED
                                    ---------------------------------
                                         YEAR ENDED DECEMBER 31
                                    1995           1994         1993
                                    ---------------------------------

   Unrealized gains                 $361           $597        $1,045
   Unrealized losses                   -              -         1,457
                                    ---------------------------------
   Net unrealized gains (losses)    $361           $597        $ (412)
                                    =================================

The Company issued no mortgage loans during 1995. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 73%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

During 1995, 1994 and 1993, no mortgage loans were foreclosed and transferred to real estate. During 1994, a mortgage loan loss reserve of $1,033 was established. This reserve was released in 1995 coincident with the loss recognition of $1,409 on a loan payoff.

At December 31, 1995, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

4. REINSURANCE

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                               1995              1994              1993
                             --------------------------------------------

   Direct premiums           $570,413          $600,608          $556,641
   Reinsurance assumed          1,569             1,232             1,015
   Reinsurance ceded           (2,084)           (1,708)           (1,287)
                             --------------------------------------------
   Net premiums earned       $569,898          $600,132          $556,369
                             ============================================

The Company received reinsurance recoveries in the amount of $512, $1,146 and $1,135 during 1995, 1994 and 1993, respectively. At December 31, 1995 and 1994, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2 and $85, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1995 and 1994 of $848 and $807, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

5. INCOME TAXES

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital gains (losses) for the following reasons:

                                                  1995           1994         1993
                                                 ----------------------------------
   Computed tax at federal statutory rate (35%)  $5,096         $1,190       $2,368
   Purchase accounting tax adjustments                -              -         (424)
   Deferred acquisition costs - tax basis         4,241          4,043        3,395
   Tax reserve valuation                            (49)        (1,353)        (817)
   Investment income differences                     85           (109)        (192)
   Amortization of IMR                             (309)          (254)        (216)
   Other, net                                      (147)          (111)          92
                                                 ----------------------------------
   Federal income tax expense                    $8,917         $3,406       $4,206
                                                 ==================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1995). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 1995, the Company reached a final settlement with the Internal Revenue Service for 1987 through 1993 resulting in taxes of $1,275 and interest of $120 (net of $65 tax effect). The assessment was charged to surplus as a prior period adjustment.

During 1994, the Company settled tax years 1980 through 1986 with the Internal Revenue Service. The agreed upon settlement totaled $2.26 million in taxes and interest. The Company's former parent company, Kansas City Southern Industries, is principally liable for reimbursing this amount to the Company under the terms of an indemnification agreement made coincident with the sale of the Company. A charge to surplus of $1.8 million was made as a prior period adjustment related to this assessment.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 7.7% and 8.2% of life insurance in force at December 31, 1995 and 1994, respectively.

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                   DECEMBER 31
                                                          1995                    1994
                                                  --------------------    -------------------
                                                               PERCENT                PERCENT
                                                    AMOUNT    OF TOTAL       AMOUNT  OF TOTAL
                                                 --------------------    --------------------
   Subject to discretionary withdrawal with
     market value adjustment                      $   13,422     1%       $   12,345     1%
   Subject to discretionary withdrawal at
     book value less surrender charge                 60,970     3            73,733     4
   Subject to discretionary withdrawal at
     market value                                  1,930,590    85         1,316,237    81
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                    227,549    10           207,779    13
   Not subject to discretionary withdrawal
     provision                                        20,034     1            22,788     1
                                                  --------------------    -------------------
                                                   2,252,565   100%        1,632,882   100%
                                                             =========               ========

   Less reinsurance ceded                                  -                       -
                                                  ----------              -----------
   Total policy reserves on annuities and
     deposit fund liabilities                     $2,252,565              $1,632,882
                                                  ==========              ==========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1995 and 1994, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

6.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                           GROSS        LOADING        NET
                                          ----------------------------------
   DECEMBER 31, 1995
   Ordinary direct first year business    $   47         $  17      $     30
   Ordinary direct renewal business        1,707           229         1,478
   Group life direct business                379             -           379
   Reinsurance ceded                        (100)            -          (100)
                                          ----------------------------------
                                          $2,033          $246        $1,787
                                          ==================================

   DECEMBER 31, 1994
   Ordinary direct first year business    $   46          $ 17        $   29
   Ordinary direct renewal business        1,649           252         1,397
   Group life direct business                362             -           362
   Reinsurance ceded                         (25)            -           (25)
                                          ----------------------------------
                                          $2,032          $269        $1,763
                                          ==================================

At December 31, 1995 and 1994, the Company had insurance in force aggregating $2,374 and $3,403, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $32 and $40 to cover these deficiencies at December 31, 1995 and 1994, respectively.

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $3,496 and $450 was made for the years ended December 31, 1995 and 1994, respectively, related to the change in reserve methodology.

7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities. The maximum dividend payout which may be made without prior approval in 1996 is approximately $9,644.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $505, $397 and $249 for the years ended December 31, 1995, 1994 and 1993, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $305, $250 and $176 for the years ended December 31, 1995, 1994 and 1993, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

8. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $86, $70 and $0 for the years ended December 31, 1995, 1994 and 1993, respectively.

9. RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives investment advisory and management services from certain affiliates. During 1995, 1994 and 1993, the Company paid $8,825, $7,497 and $4,583, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1995, 1994 and 1993, the Company received $4,545, $3,261 and $1,900, respectively, for such services, which approximates their cost. The Company had a receivable (payable) with affiliates of $3,625 and $(674) at December 31, 1995 and 1994, respectively.

The Company paid a cash dividend to its immediate parent, First AUSA Life Insurance Company, of $5,600 in 1993, and during 1994 received capital contributions of $45,000.

The Company has an agreement with an affiliate through which net agents debit balances are sold for cash. The net non-admitted assets sold during 1995, 1994 and 1993 aggregated $5,887, $3,553 and $4,555, respectively.

At December 31, 1995, the Company has a $6,500 short-term note receivable from an affiliate. Interest on this note accrues at 5.82%.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $4,445 at December 31, 1995 for its estimated share of future guaranty fund assessments related to several post major insurer insolvencies. An asset of $1,319 at December 31, 1995 has been recorded relating to anticipated offsets available for certain state premium taxes to be utilized in future periods. The guaranty fund expense was $1,950, $618 and $329 at December 31, 1995, 1994 and 1993, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                        Summary of Investments Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 1995


SCHEDULE I
                                                                                AMOUNT AT WHICH
                                                                                 SHOWN IN THE
            TYPE OF INVESTMENT               COST (1)           VALUE            BALANCE SHEET
-----------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
   United States Government and govern-
     ment agencies and authorities          $108,398          $112,590              $108,213
   Foreign governments                        15,196            16,019                15,079
   Public utilities                           16,179            17,568                16,143
   All other corporate bonds                 315,676           333,479               313,039
                                            ------------------------------------------------
Total fixed maturities                       455,449           479,656               452,474

EQUITY SECURITIES
Common stocks:
   Industrial, miscellaneous and all other       473               834                   834
                                            ------------------------------------------------
Total equity securities                          473               834                   834

Mortgage loans on real estate                  6,181             6,536                 6,181
Real estate                                    5,121             5,121                 5,121
Policy loans                                  37,125            37,125                37,125
Cash and short-term investments                4,999             4,999                 4,999
                                            ------------------------------------------------
Total investments                           $509,348          $534,271              $506,734
                                            ================================================

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Real estate is net of accumulated depreciation.

                   Western Reserve Life Assurance Co. of Ohio

                       Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III
                              FUTURE POLICY                     POLICY AND
                               BENEFITS AND      UNEARNED        CONTRACT
                                 EXPENSES        PREMIUMS       LIABILITIES
                              ---------------------------------------------

YEAR ENDED DECEMBER 31, 1995
Individual life               $  65,259             $41            $5,811
Group life and health             7,904               -               701
Annuity                         319,353               -               100
                              -------------------------------------------
                               $392,516             $41            $6,612
                              ===========================================

YEAR ENDED DECEMBER 31, 1994
Individual life               $  77,366             $52            $4,501
Group life                        7,323               -               481
Annuity                         314,124               -               137
                              -------------------------------------------
                              $ 398,813             $52            $5,119
                              ===========================================

YEAR ENDED DECEMBER 31, 1993
Individual life               $  78,371             $56            $2,757
Group life                       17,380               -               488
Annuity                         392,714               -               763
                              -------------------------------------------
                              $ 488,465             $56            $4,008
                              ===========================================

                         NET                BENEFITS             OTHER
   PREMIUM            INVESTMENT           AND CLAIMS          OPERATING              PREMIUMS
   REVENUE              INCOME              EXPENSES            EXPENSES               WRITTEN
----------------------------------------------------------------------------------------------
    $188,143           $  9,470            $  36,066           $  83,675             $  99,115
       3,365              1,054                2,217                 946                   780
     378,390             30,367              205,375              44,447               342,949
----------------------------------------------------------------------------------------------
    $569,898            $40,891             $243,658            $129,068              $442,844
==============================================================================================

    $147,282            $10,146            $  29,272           $  71,807             $  89,467
       3,709                372                1,754               1,329                 1,846
     449,141             29,621              199,485              44,063               421,176
----------------------------------------------------------------------------------------------
    $600,132            $40,139             $230,511            $117,199              $512,489
==============================================================================================

    $101,621            $10,943            $  24,086           $  52,514              $ 62,600
       5,387                201                1,293               1,104                 4,063
     449,361             35,053               86,406              37,740               419,037
----------------------------------------------------------------------------------------------
    $556,369            $46,197             $111,785           $  91,358              $485,700
==============================================================================================

                   Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                  ASSUMED                        PERCENTAGE
                                                CEDED TO           FROM                           OF AMOUNT
                                GROSS             OTHER            OTHER             NET           ASSUMED
                                AMOUNT          COMPANIES        COMPANIES         AMOUNT           TO NET
                              -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Life insurance in force       $21,057,581       $1,365,119       $        -      $19,692,462         0.0%
                              =============================================================================

Premiums:
   Individual life            $   189,870       $    1,727       $        -      $   188,143         0.0%
   Group life and health            2,153              357            1,569            3,365        46.6
   Annuity                        378,390                -                -          378,390         0.0
                              -----------------------------------------------------------------------------
                              $   570,413       $    2,084       $    1,569      $   569,898         0.2%
                              =============================================================================

YEAR ENDED DECEMBER 31, 1994
Life insurance in force       $14,321,386       $1,090,845       $1,271,402      $14,501,943         8.8%
                              =============================================================================

Premiums:
   Individual life            $   148,766       $    1,484       $        -      $   147,282         0.0%
   Group life                       2,701              224            1,232            3,709        33.0
   Annuity                        449,141                -                -          449,141         0.0
                              -----------------------------------------------------------------------------
                              $   600,608       $    1,708       $    1,232      $   600,132         0.4%
                              =============================================================================

YEAR ENDED DECEMBER 31, 1993
Life insurance in force       $ 9,881,904       $  851,042       $1,009,201      $10,040,063        10.1%
                              =============================================================================

Premiums:
   Individual life            $   102,817       $    1,196       $        -      $   101,621         0.0%
   Group life                       4,463               91            1,015            5,387        18.8
   Annuity                        449,361                -                -          449,361         0.0
                              -----------------------------------------------------------------------------
                              $   556,641       $    1,287       $    1,015      $   556,369         0.2%
                              =============================================================================